Supplemental cash flow information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Summary of supplemental cash flow information

	Three months ended March 31,
	2017	2016
Cash paid for:
Interest	$174	$160
Income taxes	3,049	2,596

	Year Ended December 31,
	2016	2015	2014
Cash paid for:
Interest	$19,511	$18,781	$19,066
Income/withholding taxes (1)	13,904	24,125	12,189
Non-cash investing activities:
Accrued capital costs	$3,018	$777	$744

(1)
We paid withholding taxes in Iceland on intercompany dividends of zero, $8,388 and $5,491 during the years ended December 31, 2016, 2015 and 2014, respectively. Such withholding taxes are then refunded to us in the following year.